UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:1/31/08

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 22.26%
Advertising - 0.04%
Affinion Group, Inc.	$ 45,000	11.500%		10/15/15	$ 41,625

Aerospace / Defense - 0.12%
United Technologies Corp.	120,000	4.875%		5/1/15	120,015

Banks - 2.75%
Bank of America Corp.	175,000	5.750%		8/15/16	178,612
Capital One Financial Corp.	115,000	6.150%		9/1/16	114,116
Capital One Financial Corp.	405,000	5.700%		9/15/11	373,297
Citigroup, Inc.	141,000	5.000%		9/15/14	138,034
Citigroup, Inc.	270,000	8.300%	+	12/21/57	288,651
First Republic Bank	79,000	7.750%		9/15/12	88,564
HBOS PLC - 144A	200,000	6.657%	+	Perpetual	163,085
J.P. Morgan Chase & Co.	335,000	5.750%		1/2/13	347,492
J.P. Morgan Chase & Co.	230,000	6.000%		1/15/18	239,863
Resona Bank, Ltd. - 144A	165,000	5.850%	+	Perpetual	152,484
Royal Bank of Scotland Group - 144A	335,000	6.990%	+	Perpetual	334,626
Santander Issuances - 144A	165,000	5.911%		6/20/16	169,090
Wells Fargo & Co.	140,000	5.125%		9/15/16	138,860
					2,726,774
Beverages - 0.15%
Diaego Capital PLC	140,000	5.750%		10/23/17	144,625

Broadcasting / Cable TV - 0.28%
British Sky Broadcast Group PLC	105,000	8.200%		7/15/09	111,187
Clear Channel Communications, Inc.	165,000	7.650%		9/15/10	168,468
					279,655
Building Materials - 0.42%
Goodman Global Holdings, Inc.	85,000	7.875%		12/15/12	86,335
Mohawk Industries, Inc.	320,000	5.750%		1/15/11	324,909
					411,244
Casino Services/Hotels- 0.10%
OED/Diamond Jo	55,000	8.750%		4/15/12	56,171
Wynn Las Vegas Capital Corp.	45,000	6.625%		12/1/14	42,926
					99,097
Chemicals - 0.21%
Huntsman Intl LLC	20,000	7.375%		1/1/15	18,166
Huntsman Intl LLC	20,000	7.875%		11/15/14	18,744
Terra Capital, Inc.	20,000	7.000%		2/1/17	19,650
Tronox Worldwide Finance	145,000	9.500%		12/1/12	151,203
					207,763
Containers - 0.14%
AEP Industries, Inc.	85,000	7.875%		3/15/13	82,894
Norampac, Inc.	55,000	6.750%		6/1/13	52,260
					135,154

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Consulting Services - 0.04%
FTI Consulting, Inc.	$ 35,000	7.750%		10/1/16	$ 36,576

Diversified Financial Services - 1.09%
Bear Stearns Company, Inc.	270,000	7.250%		2/1/18	270,101
Credit Suisse Guernsey, Ltd.	175,000	5.860%	+	Perpetual	159,182
Goldman Sachs Group, Inc.	235,000	6.750%		10/1/37	227,159
Hughes Network Systems	80,000	9.500%		4/15/14	82,134
Janus Capital Group, Inc.	80,000	6.250%		6/15/12	82,925
Merrill Lynch & Company, Inc.	250,000	6.400%		8/28/17	257,116
					1,078,617
Diversified Manufacturing - 0.56%
Harland Clarke Holdings Corp.	30,000	9.500%		5/15/15	23,100
Harland Clarke Holdings Corp.	30,000	10.308%	+	5/15/15	21,750
Honeywell International, Inc.	215,000	5.625%		8/1/12	228,032
Tyco Electronics Group - 144A	270,000	6.000%		10/1/12	283,274
					556,156
Electric-Integrated - 0.98%
Appalachian Power Co.	500,000	5.550%		4/1/11	522,182
Florida Power Corp.	220,000	6.650%		7/15/11	238,781
Nevada Power Co	100,000	6.750%		7/1/37	102,692
Reliant Energy, Inc.	115,000	6.750%		12/15/14	116,479
					980,134
Engineering & Construction - 0.03%
Dycom Industries, Inc.	30,000	8.125%		10/15/15	29,218

Entertainment - 0.09%
WMG Holdings Corp.	100,000	0.000%	+	12/15/14	85,353

Finance - 2.21%
American Express Co.	135,000	6.150%		8/28/17	139,380
American General Finance Corp.	640,000	4.000%		3/15/11	633,540
American General Finance Corp.	220,000	6.500%		9/15/17	219,363
AMR Real Estate Ptr/Fin	45,000	7.125%		2/15/13	42,075
Ford Motor Credit Corp.	10,000	8.625%		11/1/10	10,290
General Electric Capital Corp.	185,000	4.875%		10/21/10	191,493
General Electric Capital Corp.	285,000	5.625%	+	11/15/67	296,291
International Lease Finance Corp.	400,000	5.625%		9/20/13	409,643
Lehman Brothers Holding, Inc	250,000	5.750%		1/3/17	247,450
					2,189,525
Financial - 0.18%
Genworth Global Funding	105,000	5.125%		3/15/11	108,537
UBS Preferred Funding Trust	70,000	6.243%	+	Perpetual	67,416
					175,953
Food - 0.55%
General Mills, Inc.	120,000	5.650%		9/10/12	124,334
Safeway Inc.	395,000	6.500%		3/1/11	421,178
					545,512

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Insurance - 1.79%
American International Group, Inc	$ 255,000	5.850%		1/16/18	$ 261,064
Chubb Corp.	100,000	6.375%		4/15/37	97,922
CNA Financial Corp.	210,000	6.500%		8/15/16	219,286
Genworth Financial, Inc. - Cl. A	65,000	6.150%	+	11/15/66	57,375
ING Groep NV	230,000	5.775%		Prepetual	212,601
Lincoln National Corp.	215,000	6.050%		4/20/67	201,711
Lincoln National Corp.	395,000	5.650%		8/27/12	412,158
Protective Life Corp.	316,000	4.000%		4/1/11	314,546
					1,776,663
Investment Companies - 0.44%
Xstrata Finance Canada, Ltd. - 144A	180,000	5.800%		11/15/16	171,813
Xstrata Finance Canada, Ltd. - 144A	270,000	6.900%		11/15/37	264,879
					436,692
Medical - 0.81%
Fresenius Medical Cap Trust II	100	7.875%		2/1/08	100,000
Quest Diagnostics, Inc.	200,000	6.400%		7/1/17	206,995
Wellpoint, Inc.	380,000	5.000%		1/15/11	386,563
Wyeth	107,000	5.500%		3/15/13	112,581
					806,139
Metals - 0.07%
Gibraltar Industries, Inc.	70,000	8.000%	+	12/1/15	67,532

Mining - 0.05%
PNA Group, Inc.	55,000	10.750%		9/1/16	49,500

Multimedia - 0.30%
Morris Publishing Group	110,000	7.000%		8/1/13	73,700
United Artist Theatre Circuit, Inc.	7,291	9.300%		7/1/15	7,291
Viacom, Inc.	210,000	5.750%		4/30/11	219,110
					300,101
Office Automation & Equipment - 0.18%
Ikon Office Solutions	180,000	7.750%		9/15/15	180,958

Oil - 2.22%
Burlington Resoucres*	3,863	0.000%		12/31/40	-
Canadian Natural Resoucres, Ltd.	365,000	6.750%		2/1/39	371,599
ConocoPhillips Canada Funding Co.	145,000	5.625%		10/15/16	151,376
EOG Resources, Inc.	355,000	5.875%		9/15/17	372,211
Husky Energy, Inc.	260,000	6.200%		9/15/17	271,653
Kinder Morgan Energy Partners, L.P.	135,000	5.850%		9/15/12	141,225
Seitel, Inc.	30,000	9.750%		2/15/14	24,900
Suncor Energy Inc.	285,000	6.500%		6/15/38	299,472
Trans-Canada Pipelines, Ltd.	65,000	6.350%	+	5/15/67	60,460
XTO Energy, Inc.	480,000	5.900%		8/1/12	507,247
					2,200,143

SCHEDULE OF INVESTMENTS					.
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Paper / Paper Products - 0.26%
Celulosa Arauco Y Constitucion	$ 135,000	5.625%		4/20/15	$ 135,473
Exopack Holdings, Inc.	35,000	11.250%		2/1/14	38,272
Mercer Intl., Inc.	90,000	9.250%		2/15/13	79,200
					252,945
Pipelines - 0.59%
Atmos Energy Corp.	395,000	6.350%		6/15/17	418,326
Enbridge Energy Partners MLP	60,000	5.875%		12/15/16	61,181
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	57,478
Semgroup LP - 144A	55,000	8.750%		11/15/15	51,425
					588,410
Printing - 0.11%
R. R. Donnelley & Sons Co.	55,000	5.625%		1/15/12	57,104
R. R. Donnelley & Sons Co.	55,000	6.125%		1/15/17	55,983
					113,087
REITS-Apartments - 0.06%
AvalonBay Communities, Inc.	65,000	5.750%		9/15/16	62,813

REITS-Health Care - 0.02%
Ventas Realty LP/Capital Corp.	20,000	6.750%		4/1/17	18,979

REITS-Hotels - 0.03%
Felcor Lodging LP	30,000	8.500%		6/1/11	31,308

REITS-Regional Malls - 0.11%
Simon Property Group LP	105,000	5.600%		9/1/11	108,720

Real Estate - 0.37%
Duke Realty LP	200,000	5.625%		8/15/11	203,890
Westfield Group LP- 144A	175,000	5.700%		10/1/16	165,538
					369,428
Real Estate / REIT's - 0.65%
ERP Operating LP	110,000	5.375%		8/1/16	102,755
ERP Operating LP	105,000	5.750%		6/15/17	96,725
Merrill Lynch Mortgage Trust	450,000	4.556%		6/12/43	445,184
					644,664
Rental Auto/Equipment - 0.32%
Ahern Rentals, Inc.	85,000	9.250%		8/15/13	87,066
Autonation, Inc	45,000	7.000%		4/15/14	44,504
Erac USA Finance Co. - 144A	190,000	6.375%		10/15/17	186,952
					318,522
Retail-Discount Store - 0.11%
Costco Wholesale Corp.	105,000	5.500%		3/15/17	105,541

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Retail-Food - 0.01%
Stater Bros. Holdings, Inc.	$ 10,000	8.125%		6/15/12	$ 9,974

Retail-Restaurants - 0.46%
Starbucks Corp.	450,000	6.250%		8/15/17	460,449

Semiconductors - 0.06%
Avago Technologies Finance	55,000	10.125%	+	12/1/13	57,750

Software - 0.61%
Fiserv, Inc.	375,000	6.125%		11/20/12	399,221
Intuit, Inc.	210,000	5.750%		3/15/17	207,934
					607,155
Steel-Producers - 0.09%
Russel Metals, Inc.	95,000	6.375%		3/1/14	87,404

Technology - 0.29%
Cisco Systems, Inc.	275,000	5.500%		2/22/16	283,677

Telecommunications - 1.31%
AT&T, Inc.	390,000	6.250%		3/15/11	416,315
Sprint Nextel Corp.	70,000	6.000%		12/1/16	67,234
Stratos Global Corp.	75,000	9.875%		2/15/13	76,500
Telcordia Technologies, Inc. - 144A	55,000	8.993%	+	7/15/12	46,750
Telcordia Technologies, Inc. - 144A	30,000	10.000%		3/15/13	22,500
Telecom Italia Capital	345,000	5.250%		10/1/15	341,164
Telefonica Emisiones Sau	310,000	5.984%		6/20/11	325,768
					1,296,231
Tobacco - 0.08%
Alliance One International, Inc.	75,000	11.000%		5/15/12	81,636

Transportation - 0.37%
Canadian National Railway Co.	85,000	6.200%		6/1/36	86,160
CHC Helicopter Corp.	55,000	7.375%		5/1/14	50,980
United Parcel Services, Inc.	220,000	5.500%		1/15/18	229,107
					366,247
Utilities - 0.55%
Midamerican Energy Holdings	400,000	5.650%		7/15/12	424,384
Midamerican Energy Holdings	120,000	5.800%		10/15/36	116,689
					541,073
TOTAL CORPORATE NOTES & BONDS
(Cost - $20,685,403)					22,066,737

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
MORTGAGE BACKED SECURITIES - 12.19%
Banc of America Commercial Mortgage, Inc. Series 2000-1 A1A	$ 11,294	7.109%		11/15/31	$ 11,318
Banc of America Funding Corp. Series 2007-E 6A1	3,048,400	6.202%		9/20/37	3,086,963
Banc of America Funding Corp. Series 2007-E 9A1	790,714	6.310%		9/20/37	811,512
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	33,834	8.000%		8/25/34	35,150
FHARM Pool 781192	66,970	5.532%	+	2/1/34	68,186
FN Pool 792454	213,692	4.500%		11/1/19	214,693
FNARM Pool 724178	39,476	7.122%	+	7/1/33	39,727
FNARM Pool 739151	38,327	6.915%	+	9/1/33	39,117
FNARM Pool 776324	87,889	5.504%	+	4/1/34	89,332
Freddie Mac	72,817	5.500%		9/15/17	75,104
Freddie Mac	212,486	5.000%		3/15/19	211,241
HSI Asset Loan Obligation Series 2007-AR2 4A1	3,890,715	6.123%		9/25/37	3,934,163
Master Alternative Loans Trust Series 2003-7 5A1	93,973	6.250%		11/25/33	94,479
Master Alternative Loans Trust Series 2004-1 3A1	72,177	7.000%		1/25/34	75,221
Master Alternative Loans Trust Series 2004-5 6A1	47,835	7.000%		6/25/34	48,541
Master Alternative Loans Trust Series 2004-6 6A1	264,967	6.500%		7/25/34	273,081
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	323,588	6.000%		4/25/34	329,554
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	138,699	8.500%		12/25/31	145,851
WAMU Mortgage Pass-Through Certificates Series 2007-HY3 3A3	2,497,644	5.860%		3/25/37	2,507,461
					12,090,694
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $12,125,626)					12,090,694

U.S. GOVERNMENT AND AGENCIES - 60.79%
U.S. Government Agency - 28.45%
Federal Home Loan Mortgage Corp Pool G01499	127,362	7.000%		1/1/33	134,207
Federal National Mortgage Association Pool 256596	3,924,264	5.000%		2/1/37	3,919,359
Federal National Mortgage Association Pool 888339	2,719,992	4.500%		4/1/37	2,653,692
Federal National Mortgage Association Pool 914024	3,645,634	5.000%		3/1/37	3,641,075
Federal National Mortgage Association Pool 960616	8,699,489	5.000%		1/1/23	8,832,705
Federal National Mortgage Association Pool 967003	8,684,679	5.000%		12/1/22	8,817,668
Federal National Mortgage Association Pool 735136	212,712	4.500%		1/1/35	207,527
					28,206,233
U.S. Treasury Obligations - 32.34%
U.S. Treasury Notes	11,050,000	4.875%		5/15/09	11,428,650
U.S. Treasury Notes	6,670,000	4.875%		6/30/12	7,259,862
U.S. Treasury Notes	7,495,000	4.750%		8/15/17	8,099,809
U.S. Treasury Notes	4,310,000	6.250%		8/15/23	5,270,203
					32,058,524
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $59,125,789)					60,264,757

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
January 31, 2008

					Market
Security	Shares	Rate			Value
PREFERRED STOCK - 0.84%
Bank of America Corp.	$ 575,000	6.625%	+		$ 597,281
Federal Home Loan Mortgage	9,600	6.550%			234,624
TOTAL PREFERRED STOCK
(Cost - $815,000)					831,905

	Principal	Interest
	Amount	Rate
SHORT TERM INVESTMENTS - 3.53%
Federal Home Loan Bank Discount Note	$ 3,490,000	4.439%		2/1/08	3,490,000

	Shares
Citi Dollars On Deposit	7,381	3.870%	+		7,381
TOTAL SHORT TERM INVESTMENTS					3,497,381
(Cost - $3,497,381)

Total Investments - 99.61%
(Cost - $96,249,199)					98,751,474
Other assets less liabilities - 0.39%					384,465
NET ASSETS - 100.00%					$ 99,135,939

+ Variable rate security. Interest rate is as of January 31, 2008
* Defaulted security
^Step Coupon Rate
REIT- Real Estate Investment Trust
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					2,818,008
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(315,733)
Net unrealized appreciation					$ 2,502,275

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE BONDS - 90.77%
Airlines - 0.41%
American Airlines, Inc.	$ 290,000	8.608%		4/1/11	$ 287,100

Apparel - 1.36%
Perry Ellis International, Inc.	380,000	8.875%		9/15/13	369,740
Phillips Van-Heusen	115,000	7.250%		2/15/11	118,438
Phillips Van-Heusen	420,000	7.750%		11/15/23	445,816
					933,994
Beverages - 0.42%
Constellation Brands, Inc.	290,000	8.375%		12/15/04	290,964

Broadcasting - 0.60%
Sinclair Broadcast Group, Inc.	406,000	8.000%		3/15/12	412,393

Cable Television - 3.27%
Charter Communications Operating Capital SR NTS - 144A	530,000	8.375%		4/30/14	502,175
CSC Holdings, Inc.	390,000	8.125%		7/15/09	398,371
General Cable Corp.	180,000	7.606%	+	4/1/15	160,200
General Cable Corp.	290,000	7.125%		4/1/17	257,945
Mediacom LLC Capital Corp.	915,000	9.500%		1/15/13	927,471
					2,246,162
Casinos - 6.39%
Indianapolis DWN Cap, LLC - 144A	190,000	11.000%		11/1/12	176,700
Isle of Capri Casinos, Inc.	405,000	7.000%		3/1/14	311,850
Mandalay Resort Group	540,000	7.625%		7/15/13	534,504
MGM Mirage	570,000	8.375%		2/1/11	592,849
MTR Gaming Group, Inc.	900,000	9.750%		4/1/10	924,474
OED Corp./Diamond Jo, LLC	410,000	8.750%		4/15/12	418,727
Pinnacle Entertainment, Inc.	435,000	8.250%		3/15/12	417,600
Shingle Springs Tribal - 144A	260,000	9.375%		6/15/15	234,000
Wynn Las Vegas Capital Corp.	805,000	6.625%		12/1/14	767,897
					4,378,601
Coal - 1.03%
Arch Western Finance	485,000	6.750%		7/1/13	461,629
Foundation PA Coal Co.	260,000	7.250%		8/1/14	247,491
					709,120
Commericial Services - 2.54%
ACE Cash Express, Inc. - 144A	545,000	10.250%		10/1/14	485,050
Aramark Corp. Cl. B	220,000	5.000%		6/1/12	190,300
Aramark Corp. Cl. B	670,000	8.500%		2/1/15	666,650
NCO Group, Inc.	225,000	10.428%	+	11/15/13	216,000
Stewart Enterprises, Inc.	190,000	6.250%		2/15/13	186,022
					1,744,022
SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Computers - 1.57%
Sensus Metering Systems, Inc.	$ 330,000	8.625%		12/15/13	$ 326,745
Sungard Data Systems, Inc.	560,000	9.125%		8/15/13	568,400
Sungard Data Systems, Inc.	225,000	4.875%		1/15/14	184,148
					1,079,293
Cosmetics - 0.47%
Elizabeth Arden, Inc.	340,000	7.750%		1/15/14	323,647

Distribution - 0.83%
Wesco Distribution, Inc.	655,000	7.500%		10/15/17	565,668

Diversified Manufacturing - 2.10%
Belden CDT, Inc.	220,000	7.000%		3/15/17	210,650
Bombardier, Inc.- 144A	765,000	6.300%		5/1/14	753,665
Coleman Cable, Inc.	450,000	9.875%		10/1/12	472,126
					1,436,441
Electric - 4.78%
AES Corp.	170,000	7.750%		3/1/14	173,361
Mirant North America, LLC	450,000	7.375%		12/31/13	452,250
NRG Energy, Inc.	1,345,000	7.375%		2/1/16	1,189,689
Reliant Energy, Inc.	600,000	7.625%		6/15/14	561,270
Superior Essex Communications, LLC	880,000	9.000%		4/15/12	902,429
					3,278,999
Electronics - 1.29%
Itron, Inc.	385,000	7.750%		5/15/12	377,300
Sanmina-SCI Corp. - 144A	525,000	8.444%	+	6/15/14	504,000
					881,300
Energy - 3.47%
Dynegy Holdings, Inc.	695,000	8.375%		5/1/16	695,000
Markwest Energy	710,000	8.500%		7/15/16	713,550
Orion Power Holdings, Inc.	890,000	12.000%		5/1/10	970,925
					2,379,475
Entertainments - 0.14%
Mohegan Tribal Gaming Authority	95,000	8.000%		4/1/12	93,644

Finance - Auto Loans - 2.73%
Ford Motor Credit Co.	1,375,000	7.000%		10/1/13	1,272,024
Ford Motor Credit Co.	615,000	5.700%		1/15/10	598,835
					1,870,859
Financial Services - 5.27%
Advanta Capital Trust I	240,000	8.990%		12/17/26	205,930
Cardtronics, Inc.	570,000	9.250%		8/15/13	535,800
Galaxy Entertainment Galent - 144A	600,000	9.875%		12/15/12	615,000
General Motors Acceptance Corp.	1,080,000	6.875%		8/28/12	923,026
General Motors Acceptance Corp.	395,000	7.700%		4/15/16	354,925
Global Cash Access LLC/Finance Corp.	460,000	8.750%		3/15/12	467,416
LVB Acquisition Merger, Inc.-144A	165,000	10.000%		10/15/17	170,568
Williams Cos., Inc.	400,000	7.500%		1/15/31	338,306
					3,610,971
SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Forest Products & Paper - 1.88%
Buckeye Technollogies, Inc.	$ 290,000	8.500%		10/1/13	$ 287,363
Domtar, Inc.	590,000	7.125%		8/15/15	567,875
Domtar, Inc.	275,000	9.500%		8/1/16	286,688
Mercer International, Inc	170,000	9.250%		2/15/13	149,600
					1,291,526
Healthcare - 6.44%
Advanced Medical Optics, Inc.	495,000	7.500%		5/1/17	425,700
Bausch & Lomb, Inc. - 144A	315,000	9.875%		11/1/15	319,725
Boston Scientific Corp.	410,000	6.400%		6/15/16	376,637
Community Health Systems, Inc.	435,000	8.875%		7/15/15	437,719
DaVita, Inc.	205,000	6.625%		3/15/13	195,251
DaVita, Inc.	290,000	7.250%		3/15/15	260,123
HCA - 144A	1,765,000	9.250%		11/15/16	1,851,044
Invacare Corp.	270,000	9.750%		2/15/15	274,050
Universal Hospital Services, Inc.	270,000	8.500%		6/1/15	272,700
					4,412,949
Hotels - 0.52%
Gaylord Entertainment Co.	390,000	8.000%		11/15/13	358,673

Household Products - 1.39%
Jarden Corp.	655,000	7.500%		5/1/17	567,546
Prestige Brands, Inc.	385,000	9.250%		4/15/12	382,113
					949,659
Housewares - 0.52%
Libbey Glass, Inc.	355,000	12.385%	+	6/1/11	358,550

Insurance - 0.43%
Hub International Holdings, Inc. - 144A	370,000	9.000%		12/15/14	296,000

Medical Services - 1.31%
Sun Healthcare Group, Inc.	530,000	9.125%		4/15/15	532,650
Team Health, Inc.	350,000	11.250%		12/1/13	367,500
					900,150
Mining - 1.93%
Freeport-McMoran Copper & Gold, Inc.	70,000	8.250%		4/1/15	69,456
Freeport-McMoran Copper & Gold, Inc.	875,000	8.375%		4/1/17	848,714
Noranda Aluminium Acquisitions Corp. - 144A	530,000	9.359%	+	5/15/15	402,800
					1,320,970
Office Furnishings - 0.40%
Interface, Inc.	255,000	10.625%		2/1/10	272,865

Oil & Gas - 8.98%
Allis-Chalmers Energy, Inc.	235,000	9.000%		1/15/14	236,910
Allis-Chalmers Energy, Inc.	450,000	8.500%		3/1/17	414,000
Aquila, Inc.	1,005,000	14.875%		7/1/12	1,253,738
Comstock Resources, Inc.	890,000	6.875%		3/1/12	854,863
Grant Prideco, Inc.	500,000	6.125%		8/15/15	456,341
Helix Energy Solutions Group, Inc.-144A	230,000	9.500%		1/15/16	233,450
KCS Energy, Inc.	140,000	7.125%		4/1/12	133,867
Key Energy Services, Inc.-144A	380,000	8.375%		12/1/14	380,950

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Oil & Gas - 8.98% (Continued)
Mariner Energy, Inc.	$ 575,000	7.500%		4/15/13	$ 550,563
Parallel Petroleum Corp. - 144A	360,000	10.250%		8/1/14	352,800
Petrohawk Energy Corp.	550,000	9.125%		7/15/13	561,285
Range Resources Corp.	130,000	7.500%		5/15/16	132,421
Southwestern Energy Co.-144A	180,000	7.500%		2/1/18	184,950
United Refining Co.	410,000	10.500%		8/15/12	412,248
					6,158,386
Pharmaceuticals - 0.95%
Angiotech Pharmaceuticals, Inc.	315,000	9.371%	+	12/1/13	283,500
Omnicare, Inc.	390,000	6.750%		12/15/13	367,180
					650,680
Printing Services - 0.67%
Cenveo Corp.	515,000	7.875%		12/1/13	455,775

Restaurants - 1.32%
Carrols Corp.	450,000	9.000%		1/15/13	391,500
O'Charleys, Inc.	505,000	9.000%		11/1/13	510,182
					901,682
Retail - Apparel - 1.64%
Brown Shoe Company, Inc.	575,000	8.750%		5/1/12	617,769
Collective Brands, Inc.	510,000	8.250%		8/1/13	504,900
					1,122,669
Retail - Computer Equipment - 0.44%
GSC Holdings Corp.	287,000	8.000%		10/1/12	302,131

Retail - Convenience Store - 0.52%
Pantry, Inc.	395,000	7.750%		2/15/14	354,513

Retail - Drug Store - 0.73%
Rite Aid Corp.	550,000	7.500%		3/1/17	503,479

Semiconductors - 0.56%
Conexant Systems, Inc.	395,000	9.307%	+	11/15/10	383,150

Software - 0.22%
Vangent, Inc	195,000	9.625%		2/15/15	148,200

Steel - 1.06%
AK Steel Corp.	725,000	7.750%		6/15/12	730,138

Storage - 1.02%
Mobile Services Group, Inc.	235,000	9.750%		8/1/14	199,750
Owens- Illinois, Inc.	500,000	7.500%		5/15/10	502,192
					701,942
Telecommunications - 7.45%
American Tower Corp. - 144A	505,000	7.000%		10/15/17	499,950
Broadview Networks Holdings, Inc.	685,000	11.375%		9/1/12	678,150
Centennial Communications Corp.	1,175,000	8.125%		2/1/14	1,135,061
Citizens Communications Co.	595,000	6.625%		3/15/15	563,608
iPCS, Inc.	365,000	7.036%	+	5/1/13	324,850
McLeodUSA, Inc. - 144A	330,000	10.500%		10/1/11	367,950
Millicom International Cellular SA	560,000	10.000%		12/1/13	590,100

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Telecommunications - 7.45% (Continued)
Rogers Wireless, Inc.	$ 540,000	6.375%		3/1/14	$ 563,067
Windstream Corp.	200,000	8.125%		8/1/13	210,982
Windstream Corp.	170,000	8.625%		8/1/16	178,389
					5,112,107
Telephone - 8.33%
Cincinnati Bell, Inc.	1,300,000	8.375%		1/15/14	1,271,328
GC Impsat Holdings I PLC - 144A	380,000	9.875%		2/15/17	366,225
GCI, Inc.	520,000	7.250%		2/15/14	481,779
Global Crossing UK Finance PLC	350,000	10.750%		12/15/14	357,000
NTL Cable PLC	520,000	8.750%		4/15/14	479,700
Qwest Capital Funding, Inc.	695,000	7.000%		8/3/09	693,140
Qwest Communications International, Inc.	580,000	7.500%		2/15/14	589,296
Syniverse Technologies, Inc.	390,000	7.750%		8/15/13	374,965
Time Warner Telecom Holdings, Inc.	1,100,000	9.250%		2/15/14	1,100,000
					5,713,433
Theaters - 0.88%
AMC Entertainment, Inc.	360,000	8.625%		8/15/12	364,318
Marquee Holdings, Inc.	345,000	12.000%		8/15/14	243,225
					607,543
Transportation - 1.41%
Kansas City Southern Mex	460,000	7.625%		12/1/13	443,900
TFM SA de CV SR NTS	500,000	9.375%		5/1/12	521,626
					965,526
Vitamins & Nutrition - 1.10%
NBTY, Inc.	820,000	7.125%		10/1/15	753,764

TOTAL CORPORATE BONDS
(Cost - $64,434,205.)					62,249,113

		Dividend
	Shares	Rate
CONVERTIBLE PREFERRED STOCK - 1.63%
Government Agency - 0.87%
Fannie Mae	15,050	8.250%			397,621
Freddie Mac	7,500	8.375%			201,375
					598,996
REITS - Hotels - 0.38%
FelCor Lodging Trust, Inc.	12,875	8.000%			257,371

Telecommunications - 0.38%
Lucent Technologies Capital Trust I	320	7.750%			259,200

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $1,212,629)					1,115,567

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
January 31, 2008

		Interest			Market
Security	Shares	Rate			Value
SHORT TERM INVESTMENTS - 5.12%
Citi Dollars On Deposit	3,509,582	3.870%	+		$ 3,509,582

TOTAL SHORT TERM INVESTMENTS
(Cost - $3,509,582)					3,509,582

Total Investments - 97.52%
(Cost - $69,156,416)					66,874,262
Other assets less liabilities - 2.48%					1,702,935
NET ASSETS - 100.00%					$ 68,577,197
____________
+ Variable rate security. Interest rate shown is as of January 31, 2008.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2008, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					371,086
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(2,653,240)
Net unrealized depreciation					$ (2,282,154)

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund ( Unaudited)
January 31, 2008

					Market
Security				Shares	Value
COMMON STOCK - 54.95%
Aerospace/Defense - 1.00%
Untited Technologies, Corp.				5,690	$ 417,703

Apparel - 2.36%
Nike, Inc. - Class B				16,000	988,160

Beverages - 4.21%
Coca-Cola Co.				8,780	519,513
Heineken NV - ADR				13,500	375,778
PepsiCo, Inc.				12,700	866,013
					1,761,304
Biotechnology - 1.29%
Biogen Idec, Inc.*				8,870	540,627

Commericial Services - 4.66%
Accenture, Ltd.				12,475	431,885
Apollo Group, Inc. - Cl. A*				7,700	613,998
Hewitt Associates, Inc. - Cl. A*				13,295	494,175
ITT Educational Services, Inc.*				4,460	407,421
					1,947,479
Computers - 4.50%
Apple, Inc.*				5,645	764,107
Dell, Inc.*				39,725	796,089
Hewlett-Packard Co.				7,365	322,219
					1,882,415
Cosmetics - 0.47%
Procter & Gamble Co.				2,975	196,201

Diversified Manufacturing - 2.83%
Honeywell International, Inc.				12,795	755,801
Illinois Tool Works, Inc.				8,500	428,400
					1,184,201
Healthcare Products - 0.94%
Alcon, Inc.				2,760	391,920

Insurance - 2.70%
Aon Corp.				17,450	759,424
Manulife Financial Corp.				9,878	371,215
					1,130,639
Internet - 1.93%
Ebay, Inc.*				29,940	805,087

Investment Services - 1.66%
Eaton Vance Corp.				3,000	111,810
Nasdaq Stock Market, Inc.*				9,105	421,288
T. Rowe Price Group, Inc.				3,200	161,888
					694,986
Medical Products - 1.20%
Varian Medical Systems, Inc*				9,620	500,144

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
January 31, 2008

					Market
Security				Shares	Value
Oil & Gas - 4.26%
Ensco International, Inc.				3,265	$ 166,907
FMC Technologies, Inc.*				16,420	790,787
Halliburton Co.				8,315	275,809
Transocean, Inc.*				4,460	546,796
					1,780,299
Pharmaceuticals - 2.97%
Merck & Co., Inc.				18,080	836,742
Novo Nordisk - ADR*				6,450	404,738
					1,241,480
Software - 10.67%
Adobe Systems, Inc.				12,000	419,160
Autodesk, Inc.*				8,605	354,096
Electronic Arts, Inc.*				16,945	802,685
Infosys Technologies Ltd. - ADR				7,690	318,366
Intuit, Inc.*				14,025	430,427
Mastercard, Inc.				1,340	277,380
Microsoft Corp.				25,450	829,670
Oracle Corp.*				50,200	1,031,610
					4,463,394
Telecommunications - 5.80%
America Movil				5,365	321,203
Cisco Systems, Inc.*				41,340	1,012,830
Nokia Corp. - ADR				29,365	1,090,613
					2,424,646
Toys - 1.50%
Nintendo Co., Ltd - ADR				10,085	628,386

TOTAL COMMON STOCK
(Cost - $22,621,136)					22,979,071

		Dividend
Security	Shares	Rate
PREFERRED STOCK - 6.23%
Agriculture-1.22
Bunge, Ltd.	466	5.125%			511,435

Finance-Investment Banking-0.30%
Citigroup, Inc	2300	6.500%			124,315

Mining - 1.60%
Freeport-McMoran Copper & Gold Convertible	5,075	6.750%			671,423

Insurance - 2.35%
Metlife, Inc. Convertible	29,000	6.375%			844,625
XL Capital, Ltd. Convertible	7,955	7.000%			136,349
					980,974
Pharmaceuticals - 0.76%
Schering Plough Corp. Convertible	1,655	6.000%			317,081

TOTAL PREFERRED STOCK
(Cost - $2,784,778)					2,605,228
SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CONVERTIBLE BONDS - 37.60%
Aerospace & Defense - 3.20%
L-3 Communications Corp.	$ 690,000	3.000%		8/1/35	$ 850,533
Lockheed Martin Corp.	331,000	4.619%	+	8/15/33	488,639
					1,339,172
Agriculture - 1.26%
Archer-Daniels-Midland Co.	440,000	0.875%		2/15/14	529,826

Apparel - 0.28%
Iconix Brand Group, Inc. - 144A	120,000	1.875%		6/30/12	118,950

Biotechnologyl - 1.02%
Genzyme Corp.	360,000	1.250%		12/1/23	428,371

Computers - 3.00%
Cadence Design System, Inc. - 144A	280,000	1.500%		12/15/13	240,100
EMC Corp.	720,000	1.750%		12/1/11	902,700
Hutchinson, Inc.	140,000	3.250%		1/15/26	114,185
					1,256,985
Diversified Manufacturing - 0.82%
Roper Industries, Inc.	500,000	1.481%	+	1/15/34	342,512

Healthcare Services/Products - 3.18%
Amerigroup Corp.	290,000	2.000%		5/15/12	323,541
Beckman Coulter, Inc.	165,000	2.500%		12/15/36	183,975
Hologic, Inc.	790,000	2.000%		12/15/37	822,102
					1,329,618
Internet - 2.38%
Amazon.com, Inc.	325,000	4.750%		2/1/09	361,895
Verisign, Inc. - 144A	531,000	3.250%		8/15/37	632,910
					994,805
Machinery - 1.07%
AGCO Corp.	277,000	1.250%		12/15/36	445,987

Medical - 2.54%
Apogent Technologies, Inc.	231,000	3.740%	+	12/15/33	410,107
Beckman Coulter, Inc. - 144A	585,000	2.500%		12/15/36	652,275
					1,062,382
Multimedia - 2.05%
Disney (Walt) Co.	650,000	2.125%		4/15/23	697,938
Liberty Media Corp.	157,000	0.750%		3/30/23	159,320
					857,258
Oil & Gas - 5.81%
Cameron International Corp.	510,000	2.500%		6/15/26	735,879
Hornbeck Offshore Services, Inc.	175,000	1.625%		6/15/23	183,814
Pride International, Inc.	340,000	3.250%		5/1/33	440,723
Sesi, LLC	356,000	1.500%	+	12/15/26	396,050
Transocean, Inc.	635,000	1.625%		5/15/21	670,719
					2,427,185
Pharmaceuticals - 4.63%
Cubist Pharmaceuticals, Inc.	182,000	2.250%		6/15/13	162,448
Gilead Sciences, Inc.	695,000	0.624%		5/1/13	916,717
Teva Pharmaceutical Finance	490,000	1.750%		2/1/26	551,545
Teva Pharmaceutical Finance	295,000	0.250%		2/1/26	304,219
					1,934,929
SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
January 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Retail - 0.39%
Best Buy, Inc.	$ 140,000	2.250%		1/15/22	$ 163,100

Semiconductor - 3.06%
Cypress Semiconductor Corp.	175,000	1.000%		9/15/09	199,077
Intel Corp.	690,000	2.950%		12/15/35	671,821
PMC-Sierra, Inc.	244,000	2.250%		10/15/25	219,082
Skyworks Solutions, Inc.	86,000	1.250%		3/1/10	94,708
Skyworks Solutions, Inc.	89,000	1.500%		3/1/12	96,191
					1,280,879
Software - 1.62%
Lawson Software, Inc.	250,000	2.500%		4/15/12	253,750
Lawson Software, Inc. - 144A	150,000	2.500%		4/15/12	152,250
Red Hat, Inc.	215,000	0.500%		1/15/24	214,976
SPSS, Inc. - 144A	55,000	2.500%		3/15/12	55,069
					676,045
Telecommunications - 1.29%
Ciena Corp.	177,000	0.250%		5/1/2013	157,937
Nuance Communications, Inc. - 144A	350,000	2.750%		8/15/2027	380,188
					538,125
TOTAL CONVERTIBLE BONDS
(Cost - $15,422,639)					15,726,129

SHORT TERM INVESTMENTS - 2.27%	Shares
Citi Dollars on Deposit	950,654	3.870%	+		950,654
TOTAL SHORT TERM INVESTMENTS
(Cost - $950,654)					950,654

Total Investments - 101.05%
(Cost - $41,779,207)					42,261,082
Other assets less liabilities - (1.05)%					(439,800)
NET ASSETS - 100.00%					$ 41,821,282

*Non-income producing security
+Variable rate security. Interest rate shown is as of January 31, 2008

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,435,256
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,953,381)
Net unrealized appreciation					$ 481,875

SCHEDULE OF INVESTMENTS
Dunham Large Cap Value Fund (Unaudited)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.59%			Investment Services - 2.43%
Aerospace & Defense - 3.33%			Merrill Lynch & Co., Inc.	23,014	$ 1,297,990
Honeywell International, Inc.	20,872	$ 1,232,909
United Technologies Corp.	7,416	544,408	Management Investment
		1,777,317	Companies - 1.00%
Air Courier - 0.65%			John Hancock Bank & Thrift
Fedex Corp.	3,708	346,624	Opportunity Fund	81,148	533,142

Banks - 13.02%			Medical - 5.73%
Bank of America Corp.	37,241	1,651,638	Boston Scientific Corp.*	55,662	675,180
Citigroup, Inc.	27,410	773,510	Johnson & Johnson	8,700	550,362
JPMorgan Chase & Co.	29,902	1,421,840	Laboratory Corp. of America Holdings*	10,502	775,888
Suntrust Banks, Inc.	11,614	800,785	Pfizer, Inc.	22,599	528,591
UnionBanCal Corp.	21,524	1,055,967	PharMerica Corp.*	908	13,475
U.S. Bancorp	36,907	1,252,992	Quest Diagnostics, Inc.	10,500	517,860
		6,956,732			3,061,356
Building & Construction			Metals - 2.12%
Products - 0.48%			Alcoa, Inc.	34,240	1,133,344
Masco Corp.	11,124	255,073
			Mining - 1.62%
Computers - 1.69%			Freeport-McMoran Copper & Gold, Inc.	9,700	863,591
Dell, Inc.*	45,000	901,800
			Oil - 16.98%
Conglomerates - 6.57%			Apache Corp.	27,432	2,618,110
Dover Corp.	19,600	791,056	ChevronTexaco Corp.	27,800	2,349,100
Emerson Electric Co.	18,852	958,436	ConocoPhillips	30,496	2,449,439
Fortune Brands, Inc.	13,767	962,589	Marathon Oil Corp.	35,374	1,657,272
General Electric Co.	22,627	801,222			9,073,921
		3,513,303	Pharmaceuticals - 1.76%
Consumer Financial			Amerisource Bergen Corp.	20,200	942,330
Services - 0.60%
SLM Corp.	14,700	319,725	Railroads - 2.35%
			Burlington Northern Santa Fe Corp.	14,500	1,254,540
Cosmetics/Personal Care - 3.32%
Procter & Gamble Co.	26,900	1,774,055	Retail-Apparel - 0.97%
			Gap, Inc.	27,000	516,240
Electric Utilities - 4.79%
FPL Group, Inc.	10,836	698,705	Retail-Auto Parts - 1.79%
Public Service Enterprise Group, Inc.	19,400	1,862,400	Autozone, Inc.*	7,936	959,304
		2,561,105
Food Processing - 1.35%			Retail-Consumer Electronics - 1.65%
Dean Foods Co.	8,900	249,200	Best Buy, Inc.	18,100	883,461
General Mills, Inc.	8,675	473,742
		722,942	Retail-Discount - 2.67%
Industrial Equipment - 1.30%			Wal-Mart Stores, Inc.	28,000	1,424,640
Ingersoll-Rand Co.- Cl. A	17,580	694,762
			Retail-Restaurant/Specialty - 2.19%
Insurance - 6.77%			McDonald's Corp.	21,826	1,168,782
Allstate Corp.	12,732	627,306
American International Group, Inc.	31,090	1,714,924	Savings & Loans - 2.03%
Hartford Financial			Washington Mutual, Inc.	54,549	1,086,616
Services Group, Inc.	15,840	1,279,397
		3,621,627
SCHEDULE OF INVESTMENTS
Dunham Large Cap Value Fund (Unaudited) (Continued)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Semiconductors - 2.86%			SHORT TERM INVESTMENTS - 3.49%
Intel Corp.	72,228	$ 1,531,234	Citi Dollars on Deposit, 3.87% +
			(Cost - $1,868,687)	1,868,687	$ 1,868,687
Telephone-Integrated - 2.76%
AT&T, Inc.	38,345	1,475,899	Total Investments - 100.08%
			(Cost - $47,401,458)		53,490,259
Tobacco - 1.81%			Other assets less liabilities - (0.08)%		(45,505)
Altria Group, Inc.	12,795	970,117	NET ASSETS - 100.00%		$ 53,444,754

TOTAL COMMON STOCK
(Cost - $45,532,771)		$ 51,621,572

*Non-income producing security.
+ Variable rate security. Interest rate shown is as of January 31, 2008.

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 9,309,316
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(3,220,515)
Net unrealized appreciation					$ 6,088,801

SCHEDULE OF INVESTMENTS
Dunham Real Estate Stock Fund (Unaudited)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.50%			REITs - Regional Malls - 12.65%
REITs - Apartments - 6.66%			General Growth Properties, Inc.	5,300	$ 193,556
Associated Estates Realty Corp.	5,200	$ 51,220	Penn Real Estate Invest Trust	6,100	162,565
Avalonbay Communities, Inc.	1,584	148,817	Simon Property Group, Inc.	6,889	615,739
Education Realty Trust, Inc.	11,600	136,648	Taubman Centers, Inc.	5,800	290,870
Equity Residential	6,400	239,424	The Macerich Co.	700	47,859
Essex Property Trust, Inc.	1,100	113,971			1,310,589
		690,080	REITs - Shopping Centers - 11.07%
REITs - Health Care - 7.79%			Developers Diversified Realty Corp.	721	29,669
HCP, Inc.	2,000	60,820	Inland Real Estate Corp.	12,500	167,250
Health Care, Inc.	2,600	111,514	Kimco Realty Corp.	6,881	246,409
LTC Properties, Inc.	3,900	101,595	Regency Centers Corp.	5,600	344,008
National Health Investors, Inc.	5,100	150,756	Saul Centers, Inc.	2,700	138,321
Nationwide Health Properties	5,900	186,204	Weingarten Realty Investors	6,600	221,892
Omega Healthcare Investors, Inc.	9,500	156,750			1,147,549
Universal Health Realty Income	1,100	39,655	REITs - Single Tenant - 2.96%
		807,294	Agree Realty Corp.	3,000	88,560
REITs - Hotels - 9.85%			National Retail Properties, Inc.	6,500	147,680
Hospitality Properties Trust	8,800	298,760	Realty Income Corp.	2,900	70,702
Host Hotels & Resorts, Inc.	33,768	565,276			306,942
LaSalle Hotel Properties	5,700	156,237	REITs - Storage - 4.14%
		1,020,273	Public Storage, Inc.	5,482	428,967
REITs - Manufactured Homes - 2.40%
Equity Lifestyle Properties, Inc.	3,300	144,111	REITs - Warehouse - 14.31%
Sun Communities, Inc.	5,400	104,382	AMB Property Corp.	7,800	394,680
		248,493	First Industrial Realty Trust, Inc.	5,682	197,904
REITs - Office Property - 22.67%			ProLogis	15,013	891,022
Boston Properties, Inc.	2,994	275,208			1,483,606
Digital Realty Trust, Inc.	7,000	250,110	TOTAL COMMON STOCK
Entertainment Properties Trust	2,300	113,850	(Cost - $10,229,204)		9,793,488
Highwoods Properties, Inc.	7,500	224,475
HRPT Properties Trust	25,000	198,750	SHORT TERM INVESTMENTS - 5.37%
Investors Real Estate Trust	13,200	129,360	Citi Dollars on Deposit, 3.87% +	556,904	556,904
Mack Cali Realty Corp.	7,300	259,296	TOTAL SHORT TERM INVESTMENTS
Parkway Properties, Inc.	3,800	136,496	(Cost - $556,904)		556,904
SL Green Realty Corp.	747	69,329
Vornado Realty Trust	6,562	593,205	Total Investments - 99.87%
Winthrop Realty Trust	17,600	99,616	(Cost - $10,786,108)		10,350,392
		2,349,695	Other assets less liabilities - 0.13%		13,314
			NET ASSETS - 100.00%		$ 10,363,706

REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate shown is as of January 31, 2008.

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					901,617
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,337,333)
Net unrealized depreciation					$ (435,716)

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund ( Unaudited)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 90.72%			Commercial Services - 3.98%
Advertising - 1.33%			Experian Group, Ltd.	52,995	$ 469,427
Ipsos	18,677	$ 518,686	MacDonald, Dettwiler and
Teleperformance	7,200	224,362	Associates, Ltd.*	29,875	1,338,478
		743,048	Northgate PLC	20,910	296,451
Automobile Equipment - 1.34%			Pasona, Inc.	162	118,386
Bosch Corp.	23,800	101,579			2,222,742
F.C.C. Co., Ltd.	22,300	296,600	Computer Equipment - 2.40%
Hyundai Mobis	4,250	352,748	TPV Technology, Ltd.	715,000	457,351
		750,927	Wincor Nixdorf AG	11,373	885,747
Automobiles - 2.47%					1,343,098
Nissan Motor Co., Ltd SP-ADR	1,514	29,008	Consulting Services - 1.31%
Nissan Motor Co., Ltd	90,200	842,621	Alten*	8,650	253,448
Porsche AG - Preferred	282	508,703	RPS Group PLC	45,979	237,403
		1,380,332	Stantec, Inc.*	7,715	240,128
Beverages - 0.57%					730,979
Pernod Ricard SA	3,040	322,080	Distribution - 0.78%
			Kloeckner & Co.	10,505	436,901
Brewery - 2.34%
InBev NV	15,903	1,307,045	Diversified Minerals - 2.74%
			Companhia Vale do Rio Doce SP - ADR	38,895	1,006,992
Building Products - 4.56%			Paladin Resources, Ltd.*	127,850	525,679
CRH PLC	38,572	1,467,763			1,532,671
Marazzi Gruppo Ceramiche SPA	47,745	456,046	Diversified Operations - 0.88%
Titan Cement Co. SA	6,835	311,102	DCC PLC	17,915	493,360
Wavin NV	27,891	318,587
		2,553,498	Electrical Equipment - 2.69%
Building-Residential - 1.14%			Laird Group PLC	27,185	266,336
Barratt Developments PLC	32,950	278,647	Leoni AG	15,170	632,217
Kaufman & Broad S.A.	1,315	50,123	Zumtobel AG	20,240	601,957
Redrow PLC	52,730	306,276			1,500,510
		635,046	Electronics - 2.44%
Chemicals - 2.04%			Chemring Group PLC	7,755	334,235
Wacker Chemie AG	5,232	1,139,176	Ibiden Co., Ltd.	8,200	520,694
			Kaga Electronics Co., Ltd.	16,900	215,773
Commercial Banks - 8.55%			Nice SpA	1,200	6,067
Allied Irish Banks PLC	21,105	467,278	Rexel SA*	17,710	284,418
Anglo Irish Bank Corp. PLC	631	8,958			1,361,187
Barclays PLC	35,335	333,457	Engineering - 0.99%
BNP Paribas SA	3,171	313,255	Chiyoda Corp.	41,000	483,210
Daegu Bank	29,700	433,727	Takuma Co., Ltd.	25,000	70,355
DNB Holdings ASA	59,930	778,862			553,565
Fortis	21,360	475,799	Food - 0.99%
Hypo Real Estate Holding AG	18,538	580,187	Colruyt SA	2,195	551,042
Lloyds TSB Group PLC	126,446	1,103,988
Danske Bank	7,900	282,666
		4,778,177
SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Gambling - 0.58%			Oil & Gas - 17.11% (Continued)
William Hill PLC	39,912	$ 325,386	Petroleo Brasileiro SA - ADR	14,045	$ 1,558,433
			Prosafe ASA	31,545	452,622
Healthcare Products - 0.22%			Suncor Energy, Inc.	10,073	943,186
Topcon Corp.	18,400	120,908	Talisman Energy, Inc.	34,730	546,338
			Total Fina Elf SA - ADR	9,940	723,433
Home Furnishings - 0.63%			Tullow Oil PLC	47,715	572,049
Advanced Digital Broadcast Holdings*	8,485	233,311	Woodside Petroleum, Ltd.	14,331	603,019
Nobia AB	17,010	119,456			9,560,658
		352,767	Packaging - 0.94%
Leisure & Recreation Products - 3.15%			Gerresheimer AG*	10,505	527,328
Heiwa Corp.	35,600	300,294
Raymarine PLC	55,045	235,869	Petrochemicals - 0.88%
Sankyo Co., Ltd.	15,100	808,862	Ultrapar Participacoes S.A. SP - ADR	14,975	494,175
Yamaha Motor Co., Ltd	18,100	415,576
		1,760,601	Pharmaceuticals - 0.46%
Machinery - Diversified - 0.69%			GlaxoSmithKline PLC - ADR	5,430	257,273
Pfeiffer Vacuum Technology*	5,215	387,402
			Plastic Products - 0.21%
Medical - 1.53%			Tenma Corp.	7,300	114,524
Hogy Medical Co., Ltd.	6,300	291,910
Nihon Kohden Corp.	13,000	303,495	Reinsurance - 3.11%
OPG Groep N.V.	9,940	259,936	Amlin PLC	49,067	262,994
		855,341	Milano Assicurazioni S.p.A.	104,290	669,284
Miscellaneous Manufacturing - 0.70%			Swiss Re - Reg	10,765	805,997
Aalberts Industries N.V.	22,310	388,683			1,738,275

Multimedia- 1.86%			Retail - Pubs - 1.07%
Corus Entertainment, Inc. - Cl. B	22,040	475,908	Punch Taverns PLC	42,504	595,538
Informa PLC	72,215	564,135
		1,040,043	Semiconductors - 0.35%
Oil & Gas - 17.11%			ICOS Vision Systems N.V.*	5,350	194,793
Addax Petroleum Corp.	21,210	850,546
Burren Energy PLC	12,198	298,115	Steel Pipe - 4.72%
Canadian Natural Resources, Ltd.	18,075	1,151,157	Maruichi Steel Tube Ltd.	16,800	507,770
C.A.T Oil AG*	34,000	769,437	Sumitomo Metal Industries	124,000	593,060
Dragon Oil PLC*	108,405	837,853	Tenaris S.A. - ADR	12,845	513,415
First Calgary Petroleums, Ltd.*	103,035	254,470	Vallourec SA	5,099	1,020,652
					2,634,897
SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Telecommunication - 4.31%			TOTAL COMMON STOCK
KTC Corp. SP - ADR*	27,320	$ 725,346	(Cost - $50,538,302)		$ 50,695,519
Option NV*	34,185	216,770
Vodafone Group PLC SP - ADR	41,935	1,463,533	SHORT TERM INVESTMENT - 8.55%
		2,405,649	Citi Dollars On Deposit, 3.87%	4,780,509	4,780,509
Textiles - 1.39%			(Cost - $4,780,509)
Toray Industries, Inc.	114,000	776,410

Tires - 1.29%
Continental AG	6,885	718,191	Total Investments - 99.27.%
			(Cost - $55,318,811)		55,476,028
Transport Services - 1.58%			Other assets less liabilities - 0.73%		408,112
TNT NV	7,715	284,870	NET ASSETS - 100.00%		$ 55,884,140
Euronav SA	16,345	602,107
		886,977
Wireless Equipment - 0.40%
Sepura, Ltd.*	86,500	224,316

*Non-income producing security
ADR - American Depositary Receipts

At January 31, 2008, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,857,968
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(2,700,751)
Net unrealized appreciation					$ 157,217

SCHEDULE OF INVESTMENTS
Dunham Small Cap Value Fund (Unaudited)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.02%			Healthcare Products - 7.54%
Apparel - 1.26%			Cooper Cos., Inc.	10,750	$ 423,335
Cherokee, Inc.	11,135	$ 376,252	Mentor Corp.	18,400	637,008
			Meridian Bioscience, Inc.	19,940	626,315
Auto Parts & Equipment - 1.68%			STERIS Corp.	23,150	573,657
ArvinMeritor, Inc.	37,100	503,818			2,260,315
			Home Furnishings - 0.71%
Building Materials - 1.08%			Tempur-Pedic International	10,800	214,056
LSI Industries, Inc.	26,345	323,517
			Household Products - 3.72%
Commercial Banks - 4.75%			Lancaster Colony Corp.	9,355	326,115
First Community Bancorp	12,695	451,053	Toro Co.	8,900	439,126
First Niagara Financial Group	24,700	314,184	Tupperware Corp.	9,450	349,650
Westamerica Bancorp	13,325	659,854			1,114,891
		1,425,091	Industrial - 2.61%
Commercial Services - 3.50%			Lincoln Electric Holdings, Inc.	12,695	782,647
CDI Corp.	23,470	456,492
Ennis, Inc.	37,480	593,308	Insurance - 7.46%
		1,049,800	American Equity Investment Life
Communications Equipment - 5.84%			Holding Co.	49,500	409,365
Adtran, Inc.	22,825	474,988	Assured Guaranty, Ltd.	14,975	354,309
Belden CDT, Inc.	30,170	1,276,191	Max Re Capital Group, Ltd.	18,960	538,274
		1,751,179	Platinum Underwriters Holdings, Ltd.	17,915	604,631
Distribution Wholesales - 2.32%			Safety Insurance Group, Inc.	8,450	329,719
Owens & Minor, Inc.	16,825	695,209			2,236,298
			Investment Companies - 1.37%
Electric - 1.03%			MCG Capital Corp.	31,075	409,569
UIL Holdings Corp.	9,050	309,058
			Machinery - 4.14%
Electronic Components - 0.83%			Albany International Corp. - Cl .A	18,685	654,162
Bel Fuse, Inc. - Cl. B	9,214	249,515	Sauer-Danfoss, Inc.	27,255	588,435
					1,242,597
Electronics - 2.81%			Office Furnishings - 1.04%
Park Electrochemical Corp.	11,450	271,136	Knoll, Inc.	23,450	313,292
Technitrol, Inc.	25,250	572,165
		843,301	Oil & Gas - 5.42%
Finance - 5.13%			Berry Petroleum Co. - Cl.A	26,945	1,009,629
Advanta Corp. - Cl. B	18,557	185,384	Gulf Island Fabrication, Inc.	24,620	615,992
Cash America International, Inc.	25,910	842,334			1,625,621
SWS Group, Inc.	33,362	512,107	REITs - Apartments - 1.13%
		1,539,825	Associated Estates Realty Corp.	34,275	337,609
Gas - 2.95%
Northwest Natural Gas Co.	8,160	386,294	REITs - Mortgage - 3.05%
South Jersey Industries, Inc.	14,245	499,002	MFA Mortgage Investments, Inc.	89,755	915,501
		885,296
SCHEDULE OF INVESTMENTS
Dunham Small Cap Value Fund (Unaudited) (Continued)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
REITs - Office Property - 2.97%			Software - 3.52%
Maguire Properties, Inc.	16,390	$ 452,036	Blackbaud, Inc.	38,100	$ 1,054,227
Parkway Properties, Inc.	12,230	439,302
		891,338	Transportation - 8.17%
Rental & Leasing Services - 1.10%			Diana Shipping, Inc.	22,545	665,303
Aaron Rents, Inc.	17,170	328,290	Eagle Bulk Shipping, Inc.	27,990	691,913
			Genco Shippng & Trading, Ltd.	14,195	700,097
Retail - Apparel - 1.70%			Tsakos Energy Navigation, Ltd.	11,390	392,386
Men's Wearhouse, Inc.	8,625	219,851			2,449,699
Stage Stores, Inc.	24,312	291,015
		510,866	TOTAL COMMON STOCK
Retail - Automobile- 0.88%			(Cost - $30,550,772)		29,097,441
Asbury Automotive Group, Inc.	18,700	265,166
			SHORT TERM INVESTMENTS - 3.61%
Retail - Convenience Store - 2.23%			Citi Dollars on Deposit, 3.87% +	1,081,190	1,081,190
Casey's General Store, Inc.	25,725	668,850
			TOTAL SHORT TERM INVESTMENTS
Retail - Jewelry Store - 2.44%			(Cost - $1,081,190)		1,081,190
Movado Group	30,190	731,202
			Total Investments - 100.63%
Retail - Restaurant/Specialty - 1.85%			(Cost - $31,631,962)		30,178,631
Bob Evans Farms, Inc.	18,690	555,841	Other assets less liabilities - (0.63)%		(188,407)
			NET ASSETS - 100.00%		$ 29,990,224
Semiconductor Equipment- 0.79%
Cohu, Inc.	15,900	237,705

REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate shown is as of January 31, 2008.

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,425,686
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(3,879,017)
Net unrealized depreciation					$ (1,453,331)

SCHEDULE OF INVESTMENTS
Dunham Large Cap Growth Fund (Unaudited)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 86.99%			Healthcare Products - 7.89%
Aerospace - 5.44%			Baxter International, Inc.	26,606	$ 1,616,048
General Dynamics Corp.	14,640	$ 1,236,494	Humana, Inc.*	14,605	1,172,782
Goodrich Corp.	5,462	341,648	Genzyme Corp.*	5,583	436,200
L3 Communications Holdings, Inc.	8,595	952,584	Stryker Corp.	21,932	1,468,786
Raytheon Co.	15,233	992,278	Wellpoint, Inc.*	16,122	1,260,740
United Technologies Corp.	7,932	582,288			5,954,556
		4,105,292	Insurance - 3.45%
Apparel - 1.00%			Aflac, Inc.	18,957	1,162,633
Nike, Inc.	12,167	751,434	Aon Corp.	33,060	1,438,771
					2,601,404
Banks - 2.43%			Machinery-Diversifed - 2.03%
Bank of New York Mellon Corp.	39,380	1,836,289	Deere & Co.	17,465	1,532,728

Beverages - 3.90%			Metal - 0.59%
Coca-Cola Co.	30,595	1,810,306	Precision Castparts Corp.	3,926	446,779
PepsiCo, Inc.	16,597	1,131,749
		2,942,055	Miscellaneous Manufacturing - 1.12%
Chemicals - 3.28%			Honeywell International, Inc.	14,381	849,486
Air Products & Chemicals, Inc.	9,450	850,689
Praxair, Inc.	20,038	1,621,275	Oil & Gas- 9.48%
		2,471,964	Cameron International Corp.*	42,439	1,708,594
Computers - 5.41%			Exxon Mobil Corp.	14,525	1,254,960
Apple, Inc.*	9,094	1,230,964	National Oilwell Varco, Inc.*	19,485	1,173,582
Hewlett Packard Co.	41,515	1,816,281	Noble Corp.	7,838	343,069
International Business Machines Corp.	9,624	1,033,040	Transocean, Inc.*	11,445	1,403,157
		4,080,285	Weatherford International Ltd.*	20,523	1,268,527
Cosmetics / Personal Care - 4.33%					7,151,889
Avon Products, Inc.	47,331	1,657,532	Pharmaceuticals - 11.14%
Colgate Palmolive Co.	11,225	864,325	Express Scripts, Inc. - Cl. A*	39,587	2,671,727
Procter & Gamble Co.	11,355	748,862	Gilead Sciences, Inc.*	51,930	2,372,682
		3,270,719	Medco Health Solutions, Inc.*	35,240	1,764,819
Diversified Financial Services - 1.91%			Merck & Co., Inc.	34,555	1,599,205
Blackrock, Inc. - Cl.A	6,520	1,441,572			8,408,433
			Pipelines - 1.96%
Electric - 2.76%			Williams Cos., Inc.	46,282	1,479,636
Public Service Enterprise	21,729	2,085,984
			Retail - Discount - 0.40%
Electronics - 2.38%			Costco Wholesale Corp.	4,500	305,730
Thermo Fisher Scientific, Inc.*	21,935	1,129,433
Waters Corp.*	11,607	666,822	Retail - Drug Store - 0.85%
		1,796,255	CVS Corp.	16,485	644,069

SCHEDULE OF INVESTMENTS
Dunham Large Cap Growth Fund (Unaudited) (Continued)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail - Restaurants- 2.79%			TOTAL COMMON STOCK
McDonald's Corp.	39,304	$ 2,104,729	(Cost - $60,652,383)		$ 65,661,363

Software - 7.69%			SHORT TERM INVESTMENTS - 10.70%
Mastercard, Inc. - Cl.A	4,370	904,590	Citi Dollars on Deposit, 3.87% +	8,075,804	8,075,804
Microsoft Corp.	81,235	2,648,261
Oracle Corp.*	109,600	2,252,280	TOTAL SHORT TERM INVESTMENTS
		5,805,131	(Cost - $8,075,804)		8,075,804
Telecommunications - 4.36%
AT&T, Inc.	37,367	1,438,256	Total Investments - 97.69%
Nokia Corp. - ADR	49,855	1,851,615	(Cost - $68,728,187)		73,737,167
		3,289,871	Other assets less liabilites - 2.31%		1,744,521
Transportation - 0.40%			NET ASSETS - 100.00%		$ 75,481,688
Union Pacific Corp.	2,440	305,073

*Non-income producing security
ADR - American Depositary Receipts
+ Variable rate security. Interest rate shown is as of January 31, 2008.

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					6,241,991
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,233,011)
Net unrealized appreciation					$ 5,008,980

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 90.66%			Commercial Services - 11.75%
Aerospace - 5.54%			AerCap Holdings NV *	7,800	$ 143,988
BE Aerospace, Inc.*	8,303	$ 320,579	Apollo Group, Inc. - Cl. A*	3,103	247,433
Curtiss-Wright Corp.	5,406	225,430	Capella Education Co.*	3,500	220,780
Moog, Inc. - Cl A*	4,700	216,388	Corinthian Colleges, Inc.*	24,464	206,721
Spirit Aerosystems Holdings, Inc.*	18,527	511,716	Corporate Executive Board Co.	3,775	217,251
Triumph Group, Inc.	8,638	466,452	Corrections Corp. of America*	11,250	298,575
		1,740,565	ITT Educational Services, Inc.*	1,346	122,957
Agriculture - 0.41%			Iron Mountain, Inc.*	3,100	106,609
Bunge Limited	1,074	127,237	K12, Inc.*	16,827	387,021
			Kendle International, Inc.*	5,160	218,732
Airlines - 1.02%			New Oriental Education - SP ADR*	6,250	354,375
Allegiant Travel Co.*	10,279	321,527	Parexel International Corp.*	4,324	235,269
			Pharmaceutical Product Development, Inc.	2,717	117,809
Apparel - 2.15%			Providence Service Corp.*	7,256	214,270
Guess, Inc.	3,549	132,413	VistaPrint, Ltd.*	6,728	250,349
Volcom, Inc.*	5,600	113,008	WNS Holdings, Ltd. - ADR*	20,023	348,600
Warnaco Group, Inc.*	12,000	430,680			3,690,739
		676,101	Computer Services - 0.58%
Auto Parts & Equipment - 0.65%			Ness Technologies, Inc.*	19,871	182,614
Wonder Auto Technology, Inc.*	20,400	203,796
			Computer Systems - 1.18%
Banks - 0.38%			Synaptics, Inc.*	13,951	369,702
Northern Trust Corp.	1,638	120,164
			Distribution - 1.41%
Beverages - 0.53%			LKQ Corp.*	24,700	441,883
Hansen Natural Corp.*	4,350	167,736
			Electric - 1.29%
Biotechnology - 3.35%			EnerNoc, Inc.*	5,503	193,981
Bio-Rad Laboratories, Inc.*	1,100	104,731	Powell Industries*	5,347	212,276
Charles River Laboratories, Inc.*	4,000	248,400			406,257
Illumina, Inc.*	4,900	312,130	Electronics - 2.39%
Invitrogen Corp.*	2,650	227,026	Dionex Corp.*	2,500	175,250
Regeneration Technologies, Inc.*	19,950	159,600	Mettler Toledo International, Inc.*	950	94,335
		1,051,887	Waters Corp.*	3,250	186,712
Chemicals - 1.78%			Woodward Governor Co.	4,700	295,066
Agrium, Inc.	4,800	309,216			751,363
Airgas, Inc.	2,379	110,409	Energy - Alternate Sources - 1.91%
CF Industries Holdings, Inc.	1,304	139,437	Solarfun Power Holdings Co. - ADR*	11,808	191,172
		559,062	Yingli Green Energy Holding - ADR*	20,150	409,650
Coal - 0.77%					600,822
Consol Energy, Inc.	3,300	240,900

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited) (Continued)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Engineering Services - 1.66%			Medical - Labs - 2.76%
Foster Wheeler, Ltd.*	3,495	$ 239,303	Bio-Reference Labs, Inc. *	6,400	$ 175,360
McDermott International, Inc.*	6,000	283,080	Genoptix, Inc.*	12,250	455,822
		522,383	ICON PLC - ADR*	3,774	236,554
Food - 1.06%					867,736
B&G Foods Holdings Corp.	16,450	162,032	Medical Products - 1.06%
United Natural Foods, Inc.*	7,100	170,258	China Medical Technologies, Inc.	5,002	238,445
		332,290	Vnus Medical Technologies, Inc.*	7,145	94,671
Home Furnishings - 0.78%					333,116
Tempur-Pedic International	12,342	244,618	Medical-Physical Therapy/Rehab. Center - 0.28%
			Psychiatric Solutions, Inc. *	3,000	90,510
Internet - 5.58%
Blue Coat Systems, Inc.*	8,440	226,783	Metal - 1.86%
Comscore, Inc.*	8,550	228,884	Kaydon Corp.	4,219	184,328
Constant Contact, Inc.*	12,000	255,840	Ladish Co., Inc.*	4,150	147,284
DealerTrack Holdings, Inc. *	6,414	172,921	Precision Castparts Corp.	2,226	253,319
Equinix, Inc.*	3,798	286,863			584,931
Mercadolibre, Inc.*	3,850	142,566	Miscellaneous Manufacturing - 0.62%
Vasco Data Security International*	12,030	228,209	Hexcel Corp.*	8,950	195,379
Vocus, Inc.*	7,200	211,824
		1,753,890	Oil & Gas Services - 2.37%
Investment Services - 4.55%			Acergy SA - ADR	7,700	140,217
FCStone Group, Inc.*	11,441	507,408	Atwood Oceanics, Inc.*	1,323	109,928
Janus Capital Group, Inc.	8,631	233,123	Flotek Industries, Inc.*	4,095	83,415
MF Global, Ltd.*	4,050	121,703	Matrix Service Co.*	11,600	209,032
T. Rowe Price Group, Inc.	3,749	189,662	Willbros Group, Inc.*	6,100	203,252
Waddell & Reed Financial, Inc. - Cl. A	11,350	376,593			745,844
		1,428,489	Pharmaceuticals - 4.55%
Machinery - 1.44%			BioMarin Pharmaceuticals, Inc.*	9,209	341,286
Joy Global, Inc.	3,750	236,438	Cepheid, Inc.*	15,350	468,788
Manitowoc Company, Inc.	5,700	217,284	Cypress Bioscience, Inc.*	11,400	95,646
		453,722	Forest Labs, Inc.*	2,986	118,753
Medical - HMO - 0.36%			Sucampo Pharmaceuticals*	16,370	217,230
Humana, Inc.*	1,400	112,420	VCA Antech, Inc.*	4,850	187,501
					1,429,204
Medical Instruments - 5.49%			Physical Practice Management - 3.13%
Gen-Probe, Inc. *	4,014	229,400	Athenahealth, Inc.*	6,850	215,090
Immucor, Inc.*	6,050	174,482	IPC The Hospitalist Co.*	13,973	293,712
Masimo Corp.*	9,600	342,624	Pediatrix Medical Group, Inc.*	6,962	474,042
Mindray Medicals International, Ltd.- ADR	3,183	108,286			982,844
NuVasive, Inc.*	5,835	229,957	Property/Casualty Insurance - 0.61%
Resmed, Inc.*	4,900	228,242	Philadelphia Consolidated Holding Corp.*	5,392	193,034
SenoRx, Inc. *	23,742	211,304
Spectranetics Corp.*	16,100	200,928
		1,725,223
SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited) (Continued)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Apparel - 1.51%			Software - 3.27%
Coach, Inc.*	4,342	$ 139,161	Blackboard, Inc.*	6,989	$ 244,475
Collective Brands, Inc.*	19,113	336,771	Deltek, Inc.*	10,850	141,050
		475,932	Innerworkings, Inc.*	12,741	176,463
Retail-Building Products- 0.79%			Interactive Intelligence, Inc. *	16,245	266,093
Lumber Liquidators, Inc.*	28,036	249,520	MedAssets, Inc.	9,900	199,485
					1,027,566
Retail-Discount - 0.35%			Telecommunication - 1.12%
Dollar Tree Stores, Inc.*	3,939	110,331	Foundry Networks, Inc.*	17,165	236,877
			Metropcs Communications, Inc.*	6,400	115,648
Retail-Gardening - 0.69%					352,525
Tractor Supply Co.*	5,589	215,400	Transportation- 0.77%
			Knight Transportation, Inc.	14,048	241,064
Retail-Misc - 0.93%
Titan Machinery, Inc.*	17,744	292,421
			TOTAL COMMON STOCK
Retail-Pet Food & Supplies - 0.40%			(Cost - $28,515,668)		28,493,654
Petsmart, Inc.	5,557	127,089
			SHORT TERM INVESTMENTS - 9.13%
			Citi Dollars on Deposit, 3.87% +	2,867,415	2,867,415
Retail-Restaurant/Specialty - 3.30%			TOTAL SHORT TERM INVESTMENTS
Buffalo Wild Wings, Inc.*	3,950	99,422	(Cost - $2,867,415)		2,867,415
California Pizza Kitchen*	21,624	290,410
Einstein Noah Restaurant Group, Inc.*	11,745	217,400	Total Investments - 99.79%
Jack in the Box, Inc.*	14,700	429,681	(Cost - $31,383,083)		31,361,069
		1,036,913	Other assets less liabilities - 0.21%		66,857
Retail-Sporting Goods - 0.86%			NET ASSETS - 100.00%		$ 31,427,926
Zumiez, Inc.*	14,105	271,239

Semiconductors - 1.42%
IPG Photonics Corp.*	11,803	211,274
Microchip Technology, Inc.	3,747	119,567
SiRF Technology Holdings, Inc.*	7,500	114,825
		445,666

*Non-income producing security
ADR - American Depositary Receipts
+ Variable rate security. Interest rate shown is as of January 31, 2008.

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,519,982
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(2,541,996)
Net unrealized depreciation					$ (22,014)

SCHEDULE OF INVESTMENTS
Dunham Emerging Markets Stock Fund (Unaudited)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.53%			Engineering Services - 2.41%
Agriculture - 2.15%			KNM Group BHD	221,000	$ 490,729
China Green Holdings, Ltd.	424,000	$ 437,342
			Enviromental Control - 1.16%
Airlines - 0.75%			China Ecotek Corp.	225,000	236,438
Copa Holdings SA - Cl. A	3,900	152,217

Airport Operators - 2.86%			Food - 3.19%
Airports of Thailand PCL	170,000	280,018	BIM Birlesik Magazalar AS	3,000	251,894
TAV Havalimanlari Holdings AS*	43,300	302,383	China Lifestyle Food and
		582,401	Beverages Group, Ltd.	1,000,000	289,455
Auto & Truck Parts			The Spar Group, Ltd.	16,000	108,140
Supplier - 2.33%					649,489
Hyundai Mobis	5,732	475,753	Forest Products & Paper - 1.21%
			Kazakhstan Kagazy PLC - GDR * - 144A	49,300	246,500

Banks - 5.79%			Gaming - 2.89%
African Bank Investments, Ltd.	70,000	263,227	Dreamgate Corp. Bhd	1,843,269	305,431
Creditcorp, Ltd.	3,400	243,508	Queenco Leisure*	17,500	283,856
Halyk Savings Bank of Kazakhstan	27,000	452,250			589,287
Standard Bank Group, Ltd.	18,000	219,745	Hand/Machine Tools - 1.51%
		1,178,730	Awea Mechantronic Co., Ltd.	197,000	308,112
Chemicals - 4.09%
Ecopro Co., Ltd.	21,000	206,095	Healthcare -Products - 0.84%
FINETEC Corp.	39,500	387,959	Aspen Pharmacare, Ltd.*	40,000	171,415
SSCP, Co., Ltd.*	8,400	238,755
		832,809	Holding Companies - Diversified - 3.55%
			Beijing Development HK, Ltd. *	682,000	289,444
Commericial Services - 3.82%			Bidvest Group, Ltd.	14,991	207,501
Anhanguera Educacional			Tekfen Holding A.S.*	41,600	226,809
Participacoes SA *	11,600	170,994			723,754
GST Holdings, Ltd.	680,000	205,841	Lodging - 3.05%
Localiza Rent a Car SA	44,200	402,205	Chagala Group - GDR*	6,000	45,000
		779,040	Home Inns & Hotels Mgmt - ADR*	20,600	576,594
Computer Systems - 1.95%					621,594
Advantech Co., Ltd.	58,276	120,257	Machinery - Construction & Mining - 1.25%
Ju Teng International Holdings, Ltd. *	1,020,000	276,886	China Infrastructure Machinery
		397,143	Holdings, Ltd.	177,000	255,063
Electronics - 3.65%
Chroma ATE, Inc.	159,000	269,493	Machinery - Diversified - 5.13%
Lumax International Corp, Ltd.	132,000	251,074	CB Industrial Product Holding Bhd	389,000	634,980
Won Ik Quartz Corp.	41,500	223,408	SFA Engineering Corp.	6,691	410,846
		743,975			1,045,826
Engineering and Construction - 2.50%			Media - 1.10%
PYI Corp., Ltd.	1,498,000	509,711	Naspers Ltd. -Cl. N	12,000	223,677

SCHEDULE OF INVESTMENTS
Dunham Emerging Markets Stock Fund (Unaudited) (Continued)
January 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Metal Processing - 1.11%			Retail-Multilevel Direct Selling - 1.27%
Taewoong Co., Ltd.	2,654	$ 226,404	Best World International, Ltd.	462,500	$ 258,108

Mining - 3.67%			Semiconductors - 2.17%
Cia Vale do Rio Doce- Pref. ADR	18,024	457,499	MJC Probe, Inc.	87,610	188,060
Eurasian Natural Resources*	19,000	290,843	Novatek Microelectronics Corp., Ltd.	39,919	138,567
		748,342	Solmics Co., Ltd.	12,212	116,041
Oil & Gas - 10.37%					442,668
C.A.T. Oil AG*	27,500	622,339	Shipbuilding - 0.87%
Kazmunaigas Exploration - GDR	23,000	615,809	Coastal Contracts Berhad	250,000	176,129
LUKOIL SP - ADR	6,100	411,750
Petroleo Brasileiro S.A. SP - ADR	4,174	463,147	Telecommunications - 1.03%
		2,113,045	America Movil SA de CV - ADR	3,500	209,545
Real Estate - 11.81%
BR Malls Participacoes SA*	24,000	249,008
China Properties Group Ltd.	305,000	154,404	Textiles - 1.87%
Hirco PLC*	33,500	252,618	Cia Hering	30,300	164,917
IRSA Inversiones y Representaciones			Cremer SA *	30,000	216,181
SA SP - GDR *	22,100	285,753			381,098
Megaworld Corporation	4,250,000	299,226	Transportation - 2.20%
Sinpass Gayrimenkul Yatirim			Ultrapetrol Bahamas, Ltd.*	27,900	447,795
Ortakligi AS *	17,000	101,491
Sistema Hal - GDR*	15,300	130,509	TOTAL COMMON STOCK
SRE Group, Ltd.	1,368,000	257,569	(Cost - $19,543,562)		19,870,494
Tian An China Investments Ltd.*	149,600	155,128
Ticon Industrial - NVDR	296,000	171,239	WARRANTS - 0.00%
World Trade Center Moscow *	250,000	159,975	Lippo Bank Certificates of Entitlement *	1,645,265	-
XXI Century Investments Public Ltd.*	8,100	189,793	TOTAL WARRANTS (Cost - $0)		-
		2,406,713
Retail-Apparel - 0.59%			OPTION CONTRACTS - 0.02%
Stella International Holdings	67,000	120,795	Tian an China Investment Warrant	31,600	3,648

Retail-Hypermarkets - 0.93%			TOTAL OPTION CONTRACTS
Magnit CLS*	4,000	188,476	(Cost - $0)		3,648

Retail-Major Department Store - 2.46%			Total Investments - 97.55%
Grupo FMASA SA*	60,000	202,398	(Cost - $19,543,562)		19,874,142
Mitra Adiperkasa Tbk PT	4,495,000	297,973	Other assets less liabilities - 2.45%		498,526
		500,371	NET ASSETS - 100.00%		$ 20,372,668

*Non-income producing security
ADR - American Depositary Receipts
GDR- Global Depositary Receipts
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,964,395
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(2,633,815)
Net unrealized appreciation					$ 330,580

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

3/31/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

3/31/08

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

3/31/08